Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of goodwill
(1)	Goodwill as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	December 31, 2018		December 31, 2017
Goodwill related to acquisition of Shinsegi Telecom, Inc.	￦	1,306,236	1,306,236
Goodwill related to acquisition of SK Broadband Co., Ltd.		358,443	358,443
Goodwill related to acquisition of Life & Security Holdings Co., Ltd.		1,155,037	—
Other goodwill		118,847	250,338

	￦	2,938,563	1,915,017

Details of the changes in goodwill
(3)	Details of the changes in goodwill for the years ended December 31, 2018 and 2017 are as follows:

(In millions of won)
	2018		2017
Beginning balance	￦	1,915,017	1,932,452
Acquisition		1,206,702	35,221
Disposal		(807)	—
Impairment loss(*1,2)		(166,838)	(33,441)
Other		(15,511)	(19,215)

	￦	2,938,563	1,915,017

(*1)	As managements of the Group changed their strategy related to investment in shopkick, the Group recognized ￦153,367 million and ￦52,373 million of impairment losses for goodwill and intangible assets, respectively. The Group classified shopkick, Inc. as a single CGU and the recoverable amount was determined based on fair value less cost of disposal, and the fair value is estimated based on the bidding prices from multiple third parties in their respective letter of intent. This fair value is classified as level 3 in the fair value hierarchy.

(*2)	Digital contents service related goodwill of IRIVER LIMITED